Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of classes of share capital
(a)	Share capital

(Number of shares, unless stated otherwise)
	December 31, 2019	December 31, 2018
Number of shares issued	50,000,000	50,000,000
Number of shares authorized	60,000,000	50,000,000
Par value	EUR 0.002	EUR 0.002

Share capital, RUB thousands	8,547	8,547

Summary of detailed information about equity of parent company
Capital and reserves of the parent company HeadHunter Group PLC as at December 31, 2019 in accordance with local GAAP are presented in the table below.
(in thousands of Russian Roubles)

December 31, 2019
Share capital	8,547
Share premium	1,581,467
Other reserves	(61)
Retained earnings	1,593,391

Total equity	3,183,344